Other Assets	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Other Assets
Other assets consist of the following:

As at December 31,	2017	2016
Accounts receivable	$1,579	$2,296
Investment income due and accrued	1,078	1,079
Property and equipment	624	659
Deferred acquisition costs(1)	160	177
Prepaid expenses	282	249
Premium receivable	522	506
Accrued benefit assets (Note 25)	82	67
Other	81	76
Total other assets	$4,408	$5,109

(1)	Amortization of deferred acquisition cost charged to income during the year amounted to $53 in 2017 ($59 in 2016).